Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Sebastian Azagra
Auditor Firm ID	1349
Auditor Location	Rosario, Argentina
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Moolec Science SA and its subsidiaries (the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of comprehensive income, of changes in shareholders’ deficit / equity and of cash flows for each of the three years in the period ended June 30, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.